                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-17217
                                                                      811-07953

SUPPLEMENT DATED FEBRUARY 9, 2001 TO THE CURRENT PROSPECTUSES FOR THE:

     o   EQUITABLE VARIABLE ANNUITY PROSPECTUSES
     o   EQUITABLE VARIABLE LIFE PROSPECTUSES
     o   EQ ADVISORS TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

We are asking the Securities and Exchange Commission ("SEC") to approve the substitution of securities issued by the EQ Advisors Trust's ("Trust") EQ/Balanced Portfolio ("Substituted Portfolio") for securities issued by four other portfolios of the Trust, the Alliance Conservative Investors Portfolio, the Mercury World Strategy Portfolio, the EQ/Evergreen Foundation Portfolio and the EQ/Putnam Balanced Portfolio (collectively, "Removed Portfolios") currently available under the variable investment options (the "Substitution"). The Substituted Portfolio will have similar investment objectives, investment strategies, and anticipated risks to those of the Removed Portfolios. The assets of the Removed Portfolios would be transferred to the Substituted Portfolio and will be available under a corresponding variable investment option.

We believe that this Substitution will be in your best interest because the Substituted Portfolio is similar to the Removed Portfolios and has a lower expense ratio than the expense ratio of any of the Removed Portfolios. Equitable will continue to be the manager of the Substituted Portfolio, just as it currently is the manager of the Removed Portfolios. Alliance Capital Management, L.P. and Capital Guardian Trust Company will continue to provide the day-to-day advisory services to discrete portions of the Substituted Portfolio, and Prudential Investments Fund Management, LLC and Jennison Associates, LLC will jointly continue to provide the day-to-day advisory services to the other discrete portion of the Substituted Portfolio.

You should note that:

     o No action is required on your part. You will not need to vote a proxy, file a new election or take any other action if the SEC approves the Substitution.
     o The elections you have on file for allocating your account value and contributions will remain unchanged until you direct us otherwise.
     o We will bear all expenses directly relating to the Substitution transaction.
     o The management fees for the Substituted Portfolio will be same as or lower than those for the Removed Portfolios, while the total expense ratio of the Substituted Portfolio is expected to be lower than those of the Removed Portfolios.
     o On the effective date of the Substitution transaction, your account value will be the same as before the transaction.
     o   The Substitution will have no tax consequences for you.

Subject to SEC approval, we expect the Substitution to be completed in the spring of 2001. It will affect everyone who has amounts invested in any of the Removed Portfolios at that time. Of course, you may transfer your account value among the investment options, as usual.

We will notify you when we receive SEC approval, and again when the Substitution is complete.

    Please write to The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                                for a copy of the
      Trust Prospectus or an Equitable Variable Annuity or Life Prospectus

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED FEBRUARY 9, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and supplements the information in the section of the Prospectus entitled "Who Manages the Portfolio:"

    Effective February 1, 2001, in addition to Alliance Capital Management, L.P. and Massachusetts Financial Services Company, the Manager has selected Marsico Capital Management, LLC and Provident Investment Counsel to serve as Advisers for this Portfolio.

         MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1200, Denver, Colorado 80202. Marsico is a registered investment adviser and is a wholly-owned subsidiary of Bank of America Corporation. Marsico was formed in 1997 and provides investment advisory services to mutual funds and partnerships as well as separately managed accounts for individuals, corporations, charities and retirement plans.

             THOMAS F. MARSICO is primarily responsible for the day-to-day management of the Portfolio's assets allocated to Marsico. Mr. Marsico has 20 years of experience as a securities analyst and Portfolio Manager. Prior to forming Marsico in 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

         PROVIDENT INVESTMENT COUNSEL ("Provident"), 300 North Lake Avenue, Pasadena, CA 91101. Provident manages domestic investment portfolios for corporate, government, mutual funds and individual clients. Provident is a wholly owned subsidiary of Old Mutual, PLC, a United Kingdom based financial services group with substantial asset management, insurance and banking businesses.

             A team of investment professionals of Provident will be primarily responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Provident.

             INFORMATION REGARDING THE ALLIANCE HIGH YIELD PORTFOLIO

The information provided below updates information regarding the Alliance High Yield Portfolio and should replace, in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Kenneth D. Smalley and Gregory R. Dube have been responsible for the day-to-day management of the Portfolio. Mr. Smalley joined Alliance in 1999 and is a Vice President and portfolio manager responsible for the management of high yield assets. Prior to joining Alliance, Mr. Smalley was a Vice President and senior high yield bond trader with Paine Webber Group, Inc. for three years; and prior thereto, he spent four years at Teachers Insurance & Annuities Association as a Senior Portfolio Analyst. Mr.

EQAT 0101(01/01)                                           Catalog Number 129165

         Dube joined Alliance in 1998 and is a Senior Vice President and head of the Global High Yield Group. Prior to joining Alliance, Mr. Dube was a senior member of the Lazard Freres' Fixed Income Group for three years; and prior thereto, Mr. Dube was a Partner of Donaldson, Lufkin and Jenrette for three years.

         INFORMATION REGARDING THE EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

The information provided below updates information regarding the investments in the EQ/Alliance Premier Growth Portfolio and should replace that located in the fourth paragraph of the section of the Prospectus entitled "The Investment Strategy:"

         The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

           INFORMATION REGARDING THE EQ/ALLIANCE TECHNOLOGY PORTFOLIO

The information provided below updates information regarding the investments in the EQ/Alliance Technology Portfolio and should replace that located in the third sentence of the second paragraph of the section of the Prospectus entitled "The Investment Strategy:"

         The Portfolio may invest in both listed and unlisted U.S. securities and may invest up to 25% of its total assets in foreign securities, including depositary receipts.

        INFORMATION REGARDING THE CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio:

         The fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Donnalisa P. Barnum is hereby deleted in its entirety.

           INFORMATION REGARDING THE LAZARD LARGE CAP VALUE PORTFOLIO

On January 25, 2001, a filing was made with the Securities & Exchange Commission ("SEC") in connection with (i) replacing Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard") as the investment adviser to the Lazard Large Cap Value Portfolio ("Lazard Portfolio") with Alliance Capital Management, L.P. ("Alliance") through its Bernstein Investment Research and Management unit ("Bernstein") and (ii) changing the name of the Lazard Portfolio to "EQ/Bernstein Diversified Value Portfolio." There would not be any material changes to the Portfolio's investment objectives or principal investment strategy under Bernstein's management.

Alliance, a publicly traded limited partnership, is indirectly majority-owned by The Equitable Life Assurance Society of the United States. Alliance also manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing funds, foundations, and tax-exempt organizations.

Bernstein's field of expertise is the value style of investment management. Bernstein's approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security's current price and its normal or long-term earnings power as determined by its investment research.

Subject to shareholder approval, the effective date of these changes to the Portfolio is March 1, 2001.

           INFORMATION REGARDING THE LAZARD SMALL CAP VALUE PORTFOLIO

The information provided below updates information regarding the Lazard Small Cap Value Portfolio and should replace in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman, Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Wilson, a Director of LAM, has been with LAM since 1988 and has been managing the Portfolio since January 2001. Mr. Mullin, a Senior Vice President of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. since September 1992.

   INFORMATION REGARDING THE MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

The information provided below updates information regarding the Morgan Stanley Emerging Markets Equity Portfolio:

         Effective February 1, 2001, Narayan Ramachandran shares responsibility for managing the Portfolio with Robert Meyer, who had primary responsibility for managing the Portfolio since 1997. Mr. Ramachandran joined MSAM in 1996 and is a Managing Director of MSAM and Morgan Stanley & Co. Incorporated and is a portfolio manager and co-head of the Emerging Markets Equity Group at MSAM

         INFORMATION REGARDING THE T. ROWE PRICE EQUITY INCOME PORTFOLIO

On or about February 1, 2001, a filing was made with the SEC in connection with the Merger and Plan of Reorganization (the "Merger") which contemplates the transfer of all of the assets of the T. Rowe Price Equity Income Portfolio ("TRP Portfolio") to the EQ/Bernstein Diversified Value Portfolio (which prior to March 1, 2001 was known as the Lazard Large Cap Value Portfolio) ("Bernstein Portfolio") and the assumption by the Bernstein Portfolio of all the liabilities of the TRP Portfolio in exchange for Class IA and Class IB shares of the Bernstein Portfolio

The Bernstein Portfolio is advised by Alliance Capital Management, L.P. ("Alliance") through its Bernstein Investment Research and Management unit. Alliance is an affiliate of The Equitable Life Assurance Society of the United States, the Trust's investment manager and the two distributors of the Trust's shares, AXA Advisors, LLC and Equitable Distributors, Inc.

Subject to shareholder approval, the effective date of the Merger is May 18, 2001.

                   INFORMATION REGARDING HOW ASSETS ARE VALUED

The information provided below updates information in the third bulleted paragraph of the section of the Prospectus entitled "How Assets are Valued:"

         Short-term debt securities in the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. All securities held in the Alliance Money Market Portfolio are valued at amortized cost.

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED FEBRUARY 9, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

             INFORMATION REGARDING THE ALLIANCE HIGH YIELD PORTFOLIO

The information provided below updates information regarding the Alliance High Yield Portfolio and should replace, in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Kenneth D. Smalley and Gregory R. Dube have been responsible for the day-to-day management of the Portfolio. Mr. Smalley joined Alliance in 1999 and is a Vice President and portfolio manager responsible for the management of high yield assets. Prior to joining Alliance, Mr. Smalley was a Vice President and senior high yield bond trader with Paine Webber Group, Inc. for three years; and prior thereto, he spent four years at Teachers Insurance & Annuities Association as a Senior Portfolio Analyst. Mr. Dube joined Alliance in 1998 and is a Senior Vice President and head of the Global High Yield Group. Prior to joining Alliance, Mr. Dube was a senior member of the Lazard Freres' Fixed Income Group for three years; and prior thereto, Mr. Dube was a Partner of Donaldson, Lufkin and Jenrette for three years.

         INFORMATION REGARDING THE EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

The information provided below updates information regarding the investments in the EQ/Alliance Premier Growth Portfolio and should replace that located in the fourth paragraph of the section of the Prospectus entitled "The Investment Strategy:"

         The Portfolio may invest up to 20% of its net assets in convertible securities and 20% of its total assets in securities of foreign issuers.

           INFORMATION REGARDING THE EQ/ALLIANCE TECHNOLOGY PORTFOLIO

The information provided below updates information regarding the investments in the EQ/Alliance Technology Portfolio and should replace that located in the third sentence of the second paragraph of the section of the Prospectus entitled "The Investment Strategy:"

         The Portfolio may invest in both listed and unlisted U.S. securities and may invest up to 25% of its total assets in foreign securities, including depositary receipts.

        INFORMATION REGARDING THE CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

The information provided below updates information regarding the Capital Guardian U.S. Equity Portfolio:

         The fourth paragraph of the section entitled "Who Manages the Portfolio" relating to Donnalisa P. Barnum is hereby deleted in its entirety.

           INFORMATION REGARDING THE LAZARD LARGE CAP VALUE PORTFOLIO

On January 25, 2001, a filing was made with the Securities & Exchange Commission ("SEC") in connection with (i) replacing Lazard Asset Management, a division of Lazard Freres & Co. LLC ("Lazard") as the investment adviser to the Lazard Large Cap Value Portfolio ("Lazard Portfolio") with Alliance Capital Management, L.P. ("Alliance") through its Bernstein Investment Research and Management unit ("Bernstein") and (ii) changing the name of the Lazard Portfolio to "EQ/Bernstein Diversified Value Portfolio." There would not be any material changes to the Portfolio's investment objectives or principal investment strategy under Bernstein's management.

Alliance, a publicly traded limited partnership, is indirectly majority-owned by The Equitable Life Assurance Society of the United States. Alliance also manages investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing funds, foundations, and tax-exempt organizations.

Bernstein's field of expertise is the value style of investment management. Bernstein's approach of equity investment for most of its equity services is value oriented, with value defined as the relationship between a security's current price and its normal or long-term earnings power as determined by its investment research.

Subject to shareholder approval, the effective date of these changes to the Portfolio is March 1, 2001.

           INFORMATION REGARDING THE LAZARD SMALL CAP VALUE PORTFOLIO

The information provided below updates information regarding the Lazard Small Cap Value Portfolio and should replace in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman, Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Wilson, a Director of LAM, has been with LAM since 1988 and has been managing the Portfolio since January 2001. Mr. Mullin, a Senior Vice President of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. since September 1992.

   INFORMATION REGARDING THE MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

The information provided below updates information regarding the Morgan Stanley Emerging Markets Equity Portfolio:

         Effective February 1, 2001, Narayan Ramachandran shares responsibility for managing the Portfolio with Robert Meyer, who had primary responsibility for managing the Portfolio since 1997. Mr. Ramachandran joined MSAM in 1996 and is a Managing Director of MSAM and Morgan Stanley & Co. Incorporated and is a portfolio manager and co-head of the Emerging Markets Equity Group at MSAM.

         INFORMATION REGARDING THE T. ROWE PRICE EQUITY INCOME PORTFOLIO

On or about February 1, 2001, a filing was made with the SEC in connection with the Merger and Plan of Reorganization (the "Merger") which contemplates the transfer of all of the assets of the T. Rowe Price Equity Income Portfolio ("TRP Portfolio") to the EQ/Bernstein Diversified Value Portfolio (which prior to March 1, 2001 was known as the Lazard Large Cap Value Portfolio) ("Bernstein Portfolio") and the assumption by the Bernstein Portfolio of all the liabilities of the TRP Portfolio in exchange for Class IA and Class IB shares of the Bernstein Portfolio.

The Bernstein Portfolio is advised by Alliance Capital Management, L.P. ("Alliance") through its Bernstein Investment Research and Management unit. Alliance is an affiliate of The Equitable Life Assurance Society of the United States, the Trust's investment manager and the two distributors of the Trust's shares, AXA Advisors, LLC and Equitable Distributors, Inc.

Subject to shareholder approval, the effective date of the Merger is May 18, 2001.

                   INFORMATION REGARDING HOW ASSETS ARE VALUED

The information provided below updates information in the third bulleted paragraph of the section of the Prospectus entitled "How Assets are Valued:"

         Short-term debt securities in the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. All securities held in the Alliance Money Market Portfolio are valued at amortized cost.

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED FEBRUARY 9, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

             INFORMATION REGARDING THE EQ/AGGRESSIVE STOCK PORTFOLIO

The information provided below updates information regarding the EQ/Aggressive Stock Portfolio and supplements the information in the section of the Prospectus entitled "Who Manages the Portfolio:"

    Effective February 1, 2001, in addition to Alliance Capital Management, L.P. and Massachusetts Financial Services Company, the Manager has selected Marsico Capital Management, LLC and Provident Investment Counsel to serve as Advisers for this Portfolio.

         MARSICO CAPITAL MANAGEMENT, LLC ("Marsico"), 1200 17th Street, Suite 1200, Denver, Colorado 80202. Marsico is a registered investment adviser and is a wholly-owned subsidiary of Bank of America Corporation. Marsico was formed in 1997 and provides investment advisory services to mutual funds and partnerships as well as separately managed accounts for individuals, corporations, charities and retirement plans.

             THOMAS F. MARSICO is primarily responsible for the day-to-day management of the Portfolio's assets allocated to Marsico. Mr. Marsico has 20 years of experience as a securities analyst and Portfolio Manager. Prior to forming Marsico in 1997, Mr. Marsico served as the portfolio manager of the Janus Twenty Fund from January 31, 1988 through August 11, 1997 and served in the same capacity for the Janus Growth & Income Fund from May 31, 1991 (inception date) through August 11, 1997.

         PROVIDENT INVESTMENT COUNSEL ("Provident"), 300 North Lake Avenue, Pasadena, CA 91101. Provident manages domestic investment portfolios for corporate, government, mutual funds and individual clients. Provident is a wholly owned subsidiary of Old Mutual, PLC, a United Kingdom based financial services group with substantial asset management, insurance and banking businesses.

             A team of investment professionals of Provident will be primarily responsible for the day-to-day management of the portion of the Portfolio's assets allocated to Provident.

             INFORMATION REGARDING THE ALLIANCE HIGH YIELD PORTFOLIO

The information provided below updates information regarding the Alliance High Yield Portfolio and should replace, in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Kenneth D. Smalley and Gregory R. Dube have been responsible for the day-to-day management of the Portfolio. Mr. Smalley joined Alliance in 1999 and is a Vice President and portfolio manager responsible for the management of high yield assets. Prior to joining Alliance, Mr. Smalley was a Vice President and senior high yield bond trader with Paine Webber Group, Inc. for three years; and prior thereto, he spent four years at Teachers Insurance & Annuities Association as a Senior Portfolio Analyst. Mr. Dube joined Alliance in 1998 and is a Senior Vice President and head of the Global High Yield Group. Prior to joining Alliance, Mr. Dube was a senior member of the Lazard Freres' Fixed Income Group for three years; and prior thereto, Mr. Dube was a Partner of Donaldson, Lufkin and Jenrette for three years.

           INFORMATION REGARDING THE LAZARD SMALL CAP VALUE PORTFOLIO

The information provided below updates information regarding the Lazard Small Cap Value Portfolio and should replace in its entirety, that located in the last paragraph of the section of the Prospectus entitled "Who Manages the Portfolio:"

         Herbert W. Gullquist, Leonard M. Wilson and Patrick Mullin are the Portfolio Managers responsible for the day-to-day management of the Portfolio. Mr. Gullquist, a Vice-Chairman, Managing Director and Chief Investment Officer of LAM, has been with LAM since 1982 and has been managing the Portfolio since its inception. Mr. Wilson, a Director of LAM, has been with LAM since 1988 and has been managing the Portfolio since January 2001. Mr. Mullin, a Senior Vice President of LAM, has been with LAM since February 1998 and has been managing the Portfolio since January 2001. Prior thereto, he was associated with Target Capital Management from February 1997; and prior thereto, he was associated with Dillon, Read & Co, Inc. since September 1992.

                   INFORMATION REGARDING HOW ASSETS ARE VALUED

The information provided below updates information in the third bulleted paragraph of the section of the Prospectus entitled "How Assets are Valued:"

         Short-term debt securities in the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. All securities held in the Alliance Money Market Portfolio are valued at amortized cost.

                                EQ ADVISORS TRUST

                    SUPPLEMENT DATED FEBRUARY 9, 2001 TO THE
                          PROSPECTUS DATED MAY 1, 2000

This Supplement updates certain information contained in the above-dated Prospectus of EQ Advisors Trust ("Trust") regarding certain Portfolios of the Trust. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104.

         INFORMATION REGARDING THE T. ROWE PRICE EQUITY INCOME PORTFOLIO

  On or about February 1, 2001, a filing was made with the SEC in connection with the Merger and Plan of Reorganization (the "Merger") which contemplates the transfer of all of the assets of the T. Rowe Price Equity Income Portfolio ("TRP Portfolio") to the EQ/Bernstein Diversified Value Portfolio (which prior to March 1, 2001 was known as the Lazard Large Cap Value Portfolio) ("Bernstein Portfolio") and the assumption by the Bernstein Portfolio of all the liabilities of the TRP Portfolio in exchange for Class IA and Class IB shares of the Bernstein Portfolio

  The Bernstein Portfolio is advised by Alliance Capital Management, L.P. ("Alliance") through its Bernstein Investment Research and Management unit. Alliance is an affiliate of The Equitable Life Assurance Society of the United States, the Trust's investment manager and the two distributors of the Trust's shares, AXA Advisors, LLC and Equitable Distributors, Inc.

  Subject to shareholder approval, the effective date of the Merger is May 18, 2001.

                   INFORMATION REGARDING HOW ASSETS ARE VALUED

The information provided below updates information in the third bulleted paragraph of the section of the Prospectus entitled "How Assets are Valued:"

         Short-term debt securities in the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. All securities held in the Alliance Money Market Portfolio are valued at amortized cost.